Valuation and qualifying accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 74	€ 250	€ 231
Charges to Earnings	656	754	580
Deductions	(382)	(930)	(561)
Balance at End of Period	€ 348	€ 74	€ 250